Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 482,011		$ 477,316
Accumulated depreciation	(235,748)		(224,456)
Fixed assets, net	246,263	[1]	252,860	[2]
Depreciation expenses for fixed assets	12,635		13,475		$ 16,621
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	363,942		355,862
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	77,330		81,335
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	32,664		31,943
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	5,252		5,204
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 2,823		$ 2,972

[1]	Total additions to fixed assets of both Sohu and Changyou were $0.3 million for the year ended December 31, 2025
[2]	Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.